Senior Notes Payable - Schedule of Senior Notes Payable, Net (Details) - Senior Notes [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Senior notes payable	$ 1,311,329	$ 1,530,656	$ 1,681,151
Less: Unamortized debt issuance costs	(18)	(95)	(13,130)
Senior notes payable, net	1,311,311	1,530,561	1,668,021
6.750% Senior notes due May 31, 2024 [Member]
Debt Instrument [Line Items]
Senior notes payable			140,492
6.375% Senior notes due February 28, 2025 [Member]
Debt Instrument [Line Items]
Senior notes payable		145,211	146,432
5.500% Senior notes due March 31, 2026 [Member]
Debt Instrument [Line Items]
Senior notes payable	101,451	216,662	217,440
6.500% Senior notes due September 30, 2026 [Member]
Debt Instrument [Line Items]
Senior notes payable			180,532
5.000% Senior notes due December 31, 2026 [Member]
Debt Instrument [Line Items]
Senior notes payable	177,563	322,667	324,714
6.000% Senior notes due January 31, 2028 [Member]
Debt Instrument [Line Items]
Senior notes payable	213,876	264,345	266,058
5.250% Senior notes due August 31, 2028 [Member]
Debt Instrument [Line Items]
Senior notes payable	$ 362,999	$ 401,307	$ 405,483